United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here id Amendment[ ]; Amendment Number: _______
 This amendment (Check only one.):	[ ] is a restatement.
	[ ] adds new holdings entries.

Institutional Investment Manger Filing this Report:

Name:	Academy Capital Management
Address: 	500 N. Valley Mills Suite 200
	Waco, TX 76710

Form 13F File Number:	28-05974

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager?

Name:	Terry Joel Adam JR.
Title:	President
Phone:	254-751-0555

Signature, Place, and Date of Signing:

Electronically filed in Waco, TX on August 13, 2008

Report Type (Check only once.):

[X]13F HOLDINGS REPORT, (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ]13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

28-5974 None

FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:	0

Form 13F Information Table Entry Total:	31

Form 13F Information Table Value Total:	$283,235,000.00

List of Other Included Managers:


Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

[If there are no entries in this list, state ?NONE? and omit the column headings and list entries.]

	No.	Form 13F File Number	Name

	____	28-________________	None

	[Repeat as necessary.]

Allstate Corp	com	20002101	7,248	158,982	SH	sole	158,982	0	0
American Express Co	com	25816109	13,048	346,387	SH	sole	346,387	0	0
Amgen Inc	com	31162100	10,718	227,269	SH	sole	227,269	0	0
Anheuser-Busch Cos In	com	35229103	13,292	213,972	SH	sole	213,972	0	0
Berkshire Hathaway	com	84670207	10,194	2,541	SH	sole	2,541	0	0
Blast Energy Services	com	93440105	4	12,000	SH	sole	12,000	0	0
BP PLC-Spons Adr	com	55622104	250	3,593	SH	sole	3,593	0	0
Burlington Northern	com	12189t104	6,566	65,735	SH	sole	65,735	0	0
Comcast Corp	com	20030n200	15,370	819,295	SH	sole	819,295	0	0
Exxon Mobil Corp	com	30231g102	1,476	16,752	SH	sole	16,752	0	0
General Electric Co.	com	369604103	262	9,835	SH	sole	9,835	0	0
Health Discovery Corp	com	42218r100	3	38,910	SH	sole	38,910	0	0
Hershey Foods Corp	com	427866108	13,174	401,895	SH	sole	401,895	0	0
Home Depot Inc	com	437076102	12,902	550,879	SH	sole	550,879	0	0
Intel Corp	com	458140100	11,464	533,709	SH	sole	533,709	0	0
Johnson & Johnson	com	478160104	11,644	180,972	SH	sole	180,972	0	0
Legg Mason Inc	com	524901105	16,288	373,835	SH	sole	373,835	0	0
Masco Corp	com	574599106	3,408	216,662	SH	sole	216,662	0	0
McGraw-Hill Co.	com	580645109	15,475	385,729	SH	sole	385,729	0	0
Mercury General Corp	com	589400100	4,735	101,350	SH	sole	101,350	0	0
Microsoft Corp	com	594918104	4,567	165,996	SH	sole	165,996	0	0
Moody's Corp	com	615369105	15,173	440,550	SH	sole	440,550	0	0
Pepsico Inc	com	713448108	371	5,830	SH	sole	5,830	0	0
Pfizer, Inc.	com	717081103	12,804	732,909	SH	sole	732,909	0	0
Progressive Corp	com	743315103	10,400	555,530	SH	sole	555,530	0	0
Sysco Corp.	com	871829107	3,985	144,858	SH	sole	144,858	0	0
Time Warner Cable-A	com	88732j108	15,708	593,195	SH	sole	593,195	0	0
Time Warner Inc	com	887317105	4,272	288,638	SH	sole	288,638	0	0
Unitedhealth Group In	com	91324p102	22,815	869,131	SH	sole	869,131	0	0
Wal-Mart Stores	com	931142103	18,672	332,243	SH	sole	332,243	0	0
Wyeth	com	983024100	6,947	144,852	SH	sole	144,852	0	0
